Asset Acquisitions (Details Narrative) - CAD ($)		1 Months Ended
	May 07, 2020	Apr. 30, 2020	Jan. 31, 2021	Dec. 07, 2020	Aug. 31, 2020	Mar. 02, 2018	Feb. 28, 2018
Statement [Line Items]
Ownership interest		100.00%
Cash paid	$ 240		$ 430,420
Exchange Agreement [Member]
Statement [Line Items]
Cash paid							$ 430,420
Shares issued as purchase consideration, shares							500,000
Blife Therapeutics Inc. [Member]
Statement [Line Items]
Ownership interest	100.00%
Cash paid	$ 1
Altum Pharmaceuticals Inc. [Member] | First Phase 3 trial [Member]
Statement [Line Items]
Shares issued as purchase consideration, shares					18,217,239
Stock options issued, shares					856,880
Stock warrant issued, shares					252,595
Thrudemic LLC [member]
Statement [Line Items]
Cash paid						$ 1
Shares issued as purchase consideration, shares						50,000
Assets acquisition transferred						$ 830,000
Nutraneeds LLC [Member]
Statement [Line Items]
Shares issued as purchase consideration, shares				13,333,333